Expense Example, No Redemption - FT Vest Bitcoin Strategy Floor15 ETF - January - FT Vest Bitcoin Strategy Floor15 ETF - January	Dec. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	$ 287